FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments
Schedule of financial assets and liabilities by level within the fair value hierarchy

At December 31, 2024, the carrying values and fair values of our financial instruments by category were as follows:

			Fair value
		Carrying
	Classification	value	Level 1	Level 2	Level 3
Financial assets
Cash and cash equivalents	FVTPL	$160,849	$160,849	$—	$—
Accounts receivable	FVTPL	65	65	—	—
Derivative assets	FVTPL	3,387	—	3,387	—
Restricted cash	Amortized cost	763	763	—	—
		$165,064	$161,677	$3,387	$—

Financial liabilities
Derivative liabilities	FVTPL	249	—	249	—
Lease obligation	Amortized cost	2,179	—	2,179	—
		$5,322	$—	$5,322	$—

At December 31, 2023, the carrying values and fair values of our financial instruments by category were as follows:

			Fair value
		Carrying
	Classification	value	Level 1	Level 2	Level 3
Financial assets
Cash and cash equivalents	FVTPL	$96,632	$96,632	$—	$—
Accounts receivable	FVTPL	18	18	—	—
Restricted cash	Amortized cost	1,011	1,011	—	—
		$97,661	$97,661	$—	$—

Financial liabilities
Accrued liabilities	Amortized cost	122	122	—	—
Lease obligation	Amortized cost	2,908	—	2,908	—
Revolving Facility	Amortized cost	88,350	—	—	88,350
		$91,380	$122	$2,908	$88,350

Schedule of impact on income before tax for changes in commodity prices on revenue and the fair value of derivative instruments

	Year ended December 31
	2024	2023
Increase in revenue	$34,392	$23,364
Increase in fair value adjustments loss on financial instruments	(35,915)	—
	$(1,523)	$23,364

Liquidity risk
Financial Instruments
Schedule of risk management

At December 31, 2024, our financial liabilities had expected maturity dates as follows:

		Between	Between
	Less than	3 months and	1 year and	More than
	3 months	1 year	3 years	3 years	Total
Financial liabilities
Trade and other payables	$11,963	$—	$—	$—	$11,963
Accrued liabilities	11,391	—	—	—	11,391
Lease obligations	251	742	1,442	—	2,435
Derivative liabilities	—	—	—	249	249
	$23,605	$742	$1,442	$249	$26,038

At December 31, 2023, our financial liabilities had expected maturity dates as follows:

		Between	Between
	Less than	3 months and	1 year and	More than
	3 months	1 year	3 years	3 years	Total
Financial liabilities
Trade and other payables	$8,219	$—	$—	$—	$8,219
Accrued liabilities	9,541	—	—	—	9,541
Lease obligations	276	736	1,210	921	3,143
Revolving Facility	1,211	5,974	14,253	93,017	114,455
	$19,247	$6,710	$15,463	$93,938	$135,358

Currency risk
Financial Instruments
Schedule of risk management	Our financial instruments were denominated in the following currencies as at December 31, 2024:

	Canadian
	dollars	US dollars	Mexican pesos
	(thousands)	(thousands)	(thousands)
Cash	$18,669	$147,529	$6,990
Accounts receivable	94	108	778
Restricted funds	25	746	—
Derivative assets	—	3,387	—
Trade payables	(3,882)	(9,994)	(126,241)
Accrued liabilities	(477)	(693)	(36,806)
Derivative liabilities	—	(249)	—
Lease obligations	(741)	(375)	(26,130)
Total foreign currency	13,688	140,459	(181,409)
Exchange rate	1.4388	1.0000	20.2683
Equivalent US dollars	$9,513	$140,459	$(8,950)

Our financial instruments were denominated in the following currencies as at December 31, 2023:

	Canadian
	dollars	US dollars	Mexican pesos
	(thousands)	(thousands)	(thousands)
Cash	$27,168	$75,645	$7,523
Accounts receivable	68	25	4,993
Restricted funds	70	958	—
Trade payables	(487)	(5,632)	(55,827)
Accrued liabilities	(3,431)	(2,636)	(70,764)
Lease obligations	(1,041)	(486)	(27,607)
Revolving Facility	—	(88,350)	—
Total foreign currency	22,347	(20,476)	(141,682)
Exchange rate	1.3226	1.0000	16.8935
Equivalent US dollars	$16,896	$(20,476)	$(8,387)